Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting policies
Schedule of estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% change in the euro against the corresponding currency

The estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

	Millions of euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2017	2016	2015	2017	2016	2015

U.S. dollar	(157.9)	(187.1)	(167.2)	(1.4)	(4.5)	(8.7)
Chilean peso	(29.0)	(27.9)	(23.7)	(1.8)	(4.2)	(5.0)
Pound sterling	(176.6)	(184.9)	(194.2)	(3.1)	(10.0)	(13.0)
Mexican peso	(16.0)	(16.2)	(19.7)	(1.2)	(5.4)	(5.9)
Brazilian real	(93.1)	(122.3)	(93.1)	(6.5)	(6.3)	(13.6)
Polish zloty	(34.5)	(31.5)	(32.8)	(1.5)	(3.3)	(3.9)

Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

	Millions of euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2017	2016	2015	2017	2016	2015

U.S. dollar	161.1	190.8	170.5	1.5	4.5	8.8
Chilean peso	29.6	28.4	24.1	1.8	4.3	5.1
Pound sterling	180.2	188.7	198.2	3.2	10.2	13.2
Mexican peso	16.3	16.5	20.1	1.2	5.5	6.0
Brazilian real	95.0	124.7	94.9	6.6	6.5	13.8
Polish zloty	35.2	32.1	33.4	1.5	3.3	4.0

Summary of fair values of financial assets and liabilities

	Millions of euros
	2017			2016			2015
	Published			Published			Published
	price			price			price
	quotations	Internal		quotations	Internal		quotations	Internal
	in active	Models		in active	Models		in active	Models
	Markets	(Level 2		Markets	(Level 2		Markets	(Level 2
	(Level 1)	and 3)	Total	(Level 1)	and 3)	Total	(Level 1)	and 3)	Total
Financial assets held for trading	58,215	67,243	125,458	64,259	83,928	148,187	65,849	80,497	146,346
Financial assets designated at fair value through profit or loss	3,823	30,959	34,782	3,220	28,389	31,609	3,244	41,799	45,043
Financial assets available-for-sale (1)	113,258	18,802	132,060	89,563	25,862	115,425	92,284	27,962	120,246
Hedging derivatives (assets)	—	8,537	8,537	216	10,161	10,377	271	7,456	7,727
Financial liabilities held for trading	21,828	85,796	107,624	20,906	87,859	108,765	17,058	88,160	105,218
Financial liabilities designated at fair value through profit or loss	769	58,847	59,616	—	40,263	40,263	—	54,768	54,768
Hedging derivatives (liabilities)	8	8,036	8,044	9	8,147	8,156	400	8,537	8,937
Liabilities under insurance contracts	—	1,117	1,117	—	652	652	—	627	627
(1)

In addition to the financial instruments measured at fair value shown in the foregoing table, at December 31, 2017, 2016 and 2015, the Group held equity instruments classified as Financial assets available-for-sale and carried at cost amounting to €1,211 million, €1,349 million and €1,790 million, respectively (see Note 51.c).

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

	Millions of euros
	Fair values calculated using
	internal models at
	12/31/17
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS:	124,178	1,363
Financial assets held for trading	66,806	437
Credit institutions	1,696	—	Present Value Method	Yield curves, FX market prices
Customers (a)	8,815	—	Present Value Method	Yield curves, FX market prices
Debt and equity instruments	335	32	Present Value Method	Yield curves, HPI, FX market prices
Derivatives	55,960	405
Swaps	44,766	189	Present Value Method, Gaussian Copula (b)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	463	5	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,747	162	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	2	—	Present Value Method	Yield curves, FX market prices
Index and securities options	1,257	5	Black-Scholes Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	4,725	44	Present Value Method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, Liquidity, Others
Hedging derivatives	8,519	18
Swaps	7,896	18	Present Value Method	FX market prices, Yield curves, Basis
Exchange rate options	—	—	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	13	—	Black’s Model	FX market prices, Yield curves, Volatility surfaces
Other	610	—	Present Value Method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Financial assets designated at fair value through profit or loss	30,677	282
Credit institutions	9,889	—	Present Value Method	Yield curves, FX market prices
Customers (c)	20,403	72	Present Value Method	Yield curves, FX market prices, HPI
Debt and equity instruments	385	210	Present Value Method	Yield curves, FX market prices
Financial assets available-for-sale	18,176	626
Debt and equity instruments	18,176	626	Present Value Method	Yield curves, Volatility surfaces, FX & EQ Dividends, Credit, Others

LIABILITIES:	153,600	196
Financial liabilities held for trading	85,614	182
Central banks	282	—	Present Value Method	Yield curves, FX market prices
Credit institutions	292	—	Present Value Method	Yield curves, FX market prices
Customers	28,179	—	Present Value Method	Yield curves, FX market prices
Debt securities issues	—	—
Derivatives	56,860	182
Swaps	45,041	100	Present Value Method, Gaussian Copula (b)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	497	9	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	5,402	19	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,527	41	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	1	—	Black's Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	4,392	13	Present Value Method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Short positions	1	—	Present Value Method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	8,029	7
Swaps	7,573	7	Present Value Method	Yield curves ,FX & EQ market prices, Basis
Exchange rate options	—	—
Interest rate options	287	—	Black’s Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	169	—	Present Value Method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	58,840	7	Present Value Method	Yield curves, FX market prices
Liabilities under insurance contracts	1,117	—	See Note 15

	Millions of euros
	Fair values calculated using internal models at
	12/31/16		12/31/15
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS:	146,991	1,349	155,233	2,481
Financial assets held for trading	83,587	341	79,547	950
Credit institutions	3,220	—	1,352	—	Present Value Method
Customers (a)	9,504	—	6,081	—	Present Value Method
Debt and equity instruments	798	40	650	43	Present Value Method
Derivatives	70,065	301	71,464	907
Swaps	53,499	55	52,904	54	Present Value Method, Gaussian Copula (b)
Exchange rate options	524	2	1,005	—	Black-Scholes Model
Interest rate options	5,349	173	8,276	619	Black's Model, Heath-Jarrow- Morton Model
Interest rate futures	1,447	—	84	—	Present Value Method
Index and securities options	1,725	26	1,585	120	Black-Scholes Model
Other	7,521	45	7,610	114	Present Value Method, Monte Carlo simulation and others
Hedging derivatives	10,134	27	7,438	18
Swaps	9,737	27	6,437	18	Present Value Method
Exchange rate options	—	—	—	—	Black-Scholes Model
Interest rate options	13	—	19	—	Black’s Model
Other	384	—	982	—	N/A
Financial assets designated at fair value through profit or loss	28,064	325	41,285	514
Credit institutions	10,069	—	26,403	—	Present Value Method
Customers (c)	17,521	74	14,213	81	Present Value Method
Debt and equity instruments	474	251	669	433	Present Value Method
Financial assets available-for-sale	25,206	656	26,963	999
Debt and equity instruments	25,206	656	26,963	999	Present Value Method

LIABILITIES:	136,835	86	151,768	324
Financial liabilities held for trading	87,790	69	87,858	302
Central banks	1,351	—	2,178	—	Present Value Method
Credit institutions	44	—	76	—	Present Value Method
Customers	9,996	—	9,187	—	Present Value Method
Debt securities issues	—	—	—	—
Derivatives	73,481	69	74,893	302
Swaps	57,103	1	55,055	1	Present Value Method, Gaussian Copula (b)
Exchange rate options	413	—	901	—	Black-Scholes Model
Interest rate options	6,485	21	9,240	194	Black's Model, Heath-Jarrow- Morton Model
Index and securities options	1,672	46	2,000	107	Black-Scholes Model
Interest rate and equity futures	1,443	—	101	—	Present Value Method
Other	6,365	1	7,596	—	Present Value Method, Monte Carlo simulation and others

Short positions	2,918	—	1,524	—	Present Value Method
Hedging derivatives	8,138	9	8,526	11
Swaps	6,676	9	7,971	11	Present Value Method
Exchange rate options	—	—	—	—
Interest rate options	10	—	12	—	Black’s Model
Other	1,452	—	543		N/A
Financial liabilities designated at fair value through profit or loss	40,255	8	54,757	11	Present Value Method
Liabilities under insurance contracts	652	—	627	—	See Note 15
(a)	Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(b)

Includes credit risk derivatives with a net fair value of EUR zero million at December 31, 2017 (December 31, 2016 and 2015: net fair value of EUR-1 million and €46 million, respectively). These assets and liabilities are measured using the Standard Gaussian Copula Model.

(c)

Includes home mortgage loans to financial institutions in the UK (which are regulated and partly financed by the Government). The fair value of these loans was obtained using observable market variables, including current market transactions with similar amounts and collateral facilitated by the UK Housing Association. Since the Government is involved in these financial institutions, the credit risk spreads have remained stable and are homogeneous in this sector. The results arising from the valuation model are checked against current market transactions.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation

							Impacts (in millions of euros)
Portfolio / Instrument					Weighted		Unfavorable		Favorable
(Level 3)	Valuation technique	Main unobservable inputs	Range		average		scenario		scenario
Financial assets held for trading
Derivatives	Present Value Method	Curves on TAB indices (*)		(a)		(a)	(0.2)		0.2
		Long-term volatility in MXN		(a)		(a)	(0.1)		0.1
	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%‑5%		2.42%		(25.9)		27.7
		HPI spot rate	n/a		772.64	(**)	(9.4)		9.4
		FX Volatility in long term	11%‑21%		15.7%		(1.8)		0.3
	Standard Gaussian Copula Model	Probability of default	0%‑5%		2.32%		(2.4)		2.1
		Reversal to the average interest rate	(2%)‑2%		0.0%		(1.1)		1.1
Other financial assets designated at fair value through profit or loss
Customers	Probability-weighted set (per forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%‑5%		2.57%		(6.7)		6.3
Debt and equity instruments	Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model	HPI forward growth rate	0%‑5%		2.42%		(7.6)		8.2
		HPI spot rate	n/a		772.64	(**)	(12.5)		12.5
Financial assets available-for-sale
Debt and equity instruments	Present Value Method and other	Default and prepayment rates, cost of capital, long-term earnings growth rate		(a)		(a)	(3.0)		3.0
		Litigation contingencies	0%‑100%		35%		(22.0)		11.8

Financial liabilities held for trading
Derivatives	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%‑5%		2.32%		(9.4)		8.1
		HPI spot rate	n/a		727.14	(**)	(9.2)		10.0
		Curves on TAB indices (*)		(a)		(a)	—		—
	Advanced multi-factor interest rate models	Mean reversion of interest rates	(2%)‑2%		0.01		(0.6)		0.6

Hedging derivatives (liabilities)
Derivatives	Advanced multi-factor interest rate models	Mean reversion of interest rates	0.00010.03		0.01	(***)	—		—

Financial liabilities designated at fair value through profit or loss	—	—	—		—			(b)		(b)

(*)    TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30‑, 90‑, 180‑ and 360‑day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(**)  There are national and regional HPIs. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is in response to a 10% shift.

(***) Theoretical average value of the parameter. The change made for the favorable scenario is from 0.0001 to 0.03. An unfavorable scenario was not considered as there was no margin for downward movement from the parameter’s current level.

(a)    The exercise was conducted for the unobservable inputs described in the main unobservable inputs column under probable scenarios. The range and weighted average value used are not shown because the aforementioned exercise was conducted jointly for various inputs or variants thereof (e.g. the TAB input comprises vector-time curves, for which there are also nominal yield curves and inflation-indexed yield curves), and it was not possible to break down the results separately by type of input. In the case of the TAB curve the gain or loss is reported for changes of +/‑100 b.p. for the total sensitivity to this index in Chilean pesos and UFs. The same applies for interest rates in MXN (Mexican peso).

(b)    The Group calculates the potential effect on the valuation of each of these instruments on a joint basis, irrespective of whether their individual value is positive (asset) or negative (liability), and discloses the joint effect associated with the corresponding instruments classified on the asset side of the consolidated balance sheet.

Schedule of changes in financial instruments classified as Level 3

	2016	Changes								2017
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	341	45	(21)	—	—	(129)	—	200	1	437
Debt and equity instruments	40	—	(7)	—	—	(1)	—	—	—	32
Derivatives	301	45	(14)	—	—	(128)	—	200	1	405
Swaps	55	1	(6)	—	—	(59)	—	200	(2)	189
Exchange rate options	2	5	—	—	—	(2)	—	—	—	5
Interest rate options	173	—	—	—	—	(11)	—	—	—	162
Index and securities options	26	—	(1)	—	—	(18)	—	—	(2)	5
Other	45	39	(7)	—	—	(38)	—	—	5	44
Hedging derivatives (Assets)	27	—	(2)	—	—	(7)	—	—	—	18
Swaps	27	—	(2)	—	—	(7)	—	—	—	18
Financial assets designated at fair value through profit or loss	325	—	(9)	—	—	(20)	—	—	(14)	282
Loans and advances to customers	74	—	(2)	—	—	3	—	—	(3)	72
Debt instruments	237	—	(7)	—	—	(21)	—	—	(10)	199
Equity instruments	14	—	—	—	—	(2)	—	—	(1)	11
Financial assets available-for-sale	656	1	(239)	—	(5)	—	59	(6)	160	626
TOTAL ASSETS	1,349	46	(271)	—	(5)	(156)	59	194	147	1,363

Financial liabilities held for trading	69	33	(3)	—	—	(38)	—	126	(5)	182
Derivatives	69	33	(3)	—	—	(38)	—	126	(5)	182
Swaps	1	—	—	—	—	(26)	—	126	(1)	100
Exchange rate options	—	21	—	—	—	(11)	—	—	(1)	9
Interest rate options	21	—	—	—	—	(2)	—	—	—	19
Index and securities options	46	—	(3)	—	—	—	—	—	(2)	41
Other	1	12	—	—	—	1	—	—	(1)	13
Hedging derivatives (Liabilities)	9	—	—	—	—	(2)	—	—	—	7
Swaps	9	—	—	—	—	(2)	—	—	—	7
Financial liabilities designated at fair value through profit or loss	8	—	—	—	—	—	—	—	(1)	7
TOTAL LIABILITIES	86	33	(3)	—	—	(40)	—	126	(6)	196

	2015	Changes								2016
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	950	—	(157)	—	—	52	—	(489)	(15)	341
Debt and equity instruments	43	—	(5)	—	—	3	—	—	(1)	40
Derivatives	907	—	(152)	—	—	49	—	(489)	(14)	301
Swaps	54	—	—	—	—	(3)	—	—	4	55
Exchange rate options	—	—	—	—	—	2	—	—	—	2
Interest rate options	619	—	(52)	—	—	39	—	(433)	—	173
Index and securities options	120	—	(30)	—	—	(3)	—	(56)	(5)	26
Other	114	—	(70)	—	—	14	—	—	(13)	45
Hedging derivatives (Assets)	18	—	(4)	—	—	13	—	—	—	27
Swaps	18	—	(4)	—	—	13	—	—	—	27
Financial assets designated at fair value through profit or loss	514	—	(7)	—	(104)	6	—	(2)	(82)	325
Loans and advances to customers	81	—	—	—	—	5	—	—	(12)	74
Debt instruments	283	—	(7)	—	—	1	—	—	(40)	237
Equity instruments	150	—	—	—	(104)	—	—	(2)	(30)	14
Financial assets available-for-sale	999	37	(263)	—	(28)	—	(11)	(29)	(49)	656
TOTAL ASSETS	2,481	37	(431)	—	(132)	71	(11)	(520)	(146)	1,349

Financial liabilities held for trading	302	—	(34)	—	—	10	—	(199)	(10)	69
Derivatives	302	—	(34)	—	—	10	—	(199)	(10)	69
Swaps	1	—	—	—	—	—	—	—	—	1
Interest rate options	194	—	(19)	—	—	1	—	(155)	—	21
Index and securities options	107	—	(15)	—	—	8	—	(44)	(10)	46
Other	—	—	—	—	—	1	—	—	—	1
Hedging derivatives (Liabilities)	11	—	(3)	—	—	1	—	—	—	9
Swaps	11	—	(3)	—	—	1	—	—	—	9
Financial liabilities designated at fair value through profit or loss	11	—	—	—	—	—	—	—	(3)	8
TOTAL LIABILITIES	324	—	(37)	—	—	11	—	(199)	(13)	86

	2014	Changes								2015
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	1,191	—	(272)	—	—	24	—	(2)	9	950
Debt and equity instruments	85	—	(38)	—	—	(3)	—	(2)	1	43
Derivatives	1,106	—	(234)	—	—	27	—	—	8	907
Swaps	116	—	(63)	—	—	2	—	—	(1)	54
Interest rate options	768	—	(119)	—	—	(28)	—	—	(2)	619
Index and securities options	111	—	(45)	—	—	51	—	—	3	120
Other	111	—	(7)	—	—	2	—	—	8	114
Hedging derivatives (Assets)	—	—	—	—	—	1	—	17	—	18
Swaps	—	—	—	—	—	1	—	17	—	18
Financial assets designated at fair value through profit or loss	680	7	(47)	—	—	(64)	—	—	(62)	514
Loans and advances to customers	78	—	(5)	—	—	2	—	—	6	81
Debt instruments and Equity instruments	602	7	(42)	—	—	(66)	—	—	(68)	433
Financial assets available-for-sale	716	18	(75)	—	(72)	—	271	139	2	999
TOTAL ASSETS	2,587	25	(394)	—	(72)	(39)	271	154	(51)	2,481

Financial liabilities held for trading	536	4	(230)	—	—	(15)	—	—	7	302
Derivatives	536	4	(230)	—	—	(15)	—	—	7	302
Swaps	49	—	(47)	—	—	(1)	—	—	—	1
Interest rate options	294	—	(71)	—	—	(30)	—	—	1	194
Index and securities options	193	4	(112)	—	—	16	—	—	6	107
Hedging derivatives (Liabilities)	—	—	(16)	—	—	8	—	5	14	11
Swaps	—	—	(16)	—	—	8	—	5	14	11
Financial liabilities designated at fair value through profit or loss	16	—	(9)	—	—	(4)	—	—	8	11
TOTAL LIABILITIES	552	4	(255)	—	—	(11)	—	5	29	324

Schedule of financial assets and liabilities offset in consolidated balance sheets

	December 31, 2017
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	103,740	(37,960)	65,780
Reverse repurchase agreements	56,701	(7,145)	49,556
Total	160,441	(45,105)	115,336

	December 31, 2016
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	127,679	(45,259)	82,420
Reverse repurchase agreements	53,159	(2,213)	50,946
Total	180,838	(47,472)	133,366

	December 31, 2015
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	127,017	(42,566)	84,451
Reverse repurchase agreements	59,158	(2,066)	57,092
Total	186,175	(44,632)	141,543

	December 31, 2017
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	103,896	(37,960)	65,936
Repurchase agreements	110,953	(7,145)	103,808
Total	214,849	(45,105)	169,744

	December 31, 2016
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	127,784	(45,259)	82,525
Repurchase agreements	82,543	(2,213)	80,330
Total	210,327	(47,472)	162,855

	December 31, 2015
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	127,917	(42,566)	85,351
Repurchase agreements	97,169	(2,066)	95,103
Total	225,086	(44,632)	180,454

Schedule of tangible asset depreciation rates

Average
annual rate
Buildings for own use	2.0%
Furniture	7.7%
Fixtures	7.0%
Office and IT equipment	25.0%
Leasehold improvements	7.0%